SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
NOL Carryforward	$ 6,391,691	$ 6,391,691
AMT Credit
Total deferred tax assets	6,391,691	6,391,691
Valuation allowance	(6,391,691)	(6,391,691)
Net deferred tax asset